UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	05/16/2012

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     6357    71262 SH       Sole                    71262
APACHE CORP                    COM              037411105     6076    60498 SH       Sole                    60498
APPLE INC COM                  COM              037833100    18001    30024 SH       Sole                    30024
BARRICK GOLD CORP              COM              067901108    20259   465941 SH       Sole                   465941
BHP BILLITON LTD SPONSORED ADR COM              088606108     2729    37693 SH       Sole                    37693
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     4090    62452 SH       Sole                    62452
CANADIAN NATL RY CO COM        COM              136375102      727     9155 SH       Sole                     9155
CATERPILLAR INC                COM              149123101      228     2145 SH       Sole                     2145
CF INDS HLDGS INC COM          COM              125269100      790     4325 SH       Sole                     4325
CHEVRONTEXACO CORP             COM              166764100     6411    59801 SH       Sole                    59801
CHURCH & DWIGHT INC COM        COM              171340102     6745   137115 SH       Sole                   137115
CISCO SYSTEMS INC              COM              17275R102     4656   220158 SH       Sole                   220158
CME GROUP INC COM              COM              12572Q105     1788     6180 SH       Sole                     6180
COMMONWEALTH BK AUST SPONSORED COM              202712600     3468    66435 SH       Sole                    66435
CONOCOPHILLIPS                 COM              20825C104    22012   289593 SH       Sole                   289593
COPART INC COM                 COM              217204106     5799   222456 SH       Sole                   222456
CUMMINS INC COM                COM              231021106      240     2000 SH       Sole                     2000
DENTSPLY INTL INC NEW          COM              249030107     3987    99359 SH       Sole                    99359
DR PEPPER SNAPPLE GRP COM      COM              26138E109     2727    67830 SH       Sole                    67830
ECOLAB INC COM                 COM              278865100     5164    83663 SH       Sole                    83663
EMERSON ELECTRIC CO            COM              291011104     3750    71870 SH       Sole                    71870
EXXON  MOBIL CORP              COM              30231G102      344     3961 SH       Sole                     3961
FLIR SYSTEMS INC               COM              302445101     1990    78620 SH       Sole                    78620
GEN-PROBE INC NEW COM          COM              36866T103     2029    30549 SH       Sole                    30549
GENTEX CORP                    COM              371901109    25042  1022103 SH       Sole                  1022103
HALLIBURTON CO                 COM              406216101     1073    32314 SH       Sole                    32314
HARRIS CORP                    COM              413875105      444     9850 SH       Sole                     9850
HOLOGIC INC COM                COM              436440101     2392   110982 SH       Sole                   110982
INTEL CORP                     COM              458140100     7671   272849 SH       Sole                   272849
INTUITIVE SURGICAL INC         COM              46120E602    20603    38031 SH       Sole                    38031
JOHNSON & JOHNSON              COM              478160104     6213    94198 SH       Sole                    94198
JOHNSON CONTROLS               COM              478366107     4613   142014 SH       Sole                   142014
K12 INC COM                    COM              48273U102      593    25083 SH       Sole                    25083
LKQ CORP COM                   COM              501889208     5036   161555 SH       Sole                   161555
MASIMO CORP COM                COM              574795100     1556    66555 SH       Sole                    66555
MEDTRONIC INC                  COM              585055106     3381    86283 SH       Sole                    86283
MICROSOFT CORP                 COM              594918104    14348   444828 SH       Sole                   444828
MONSANTO CO NEW                COM              61166W101     4644    58225 SH       Sole                    58225
NEWMONT MINING CORP            COM              651639106     7109   138665 SH       Sole                   138665
NOVARTIS AG-ADR                COM              66987V109     3836    69225 SH       Sole                    69225
PAYCHEX INC                    COM              704326107     6419   207145 SH       Sole                   207145
PEPSICO INC                    COM              713448108     5358    80753 SH       Sole                    80753
PERRIGO CO                     COM              714290103    18009   174320 SH       Sole                   174320
PROCTER & GAMBLE CO            COM              742718109     8061   119936 SH       Sole                   119936
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RAYONIER INC COM               COM              754907103     6438   146026 SH       Sole                   146026
RESMED INC COM                 COM              761152107     3759   121601 SH       Sole                   121601
ROYAL BK CDA MONTREAL COM      COM              780087102     2526    43520 SH       Sole                    43520
SOUTHWESTERN ENERGY CO COM     COM              845467109     2507    81923 SH       Sole                    81923
ST JUDE MEDICAL INC            COM              790849103      382     8625 SH       Sole                     8625
STERICYCLE INC COM             COM              858912108     4813    57545 SH       Sole                    57545
STRYKER CORP                   COM              863667101     2215    39920 SH       Sole                    39920
TEVA PHARMACEUTCL INDS ADR     COM              881624209     3319    73660 SH       Sole                    73660
VALMONT INDS INC COM           COM              920253101     3275    27896 SH       Sole                    27896
VARIAN MED SYS INC COM         COM              92220p105    17929   259990 SH       Sole                   259990
WOODWARD INC                   COM              980745103     5605   130859 SH       Sole                   130859
SPDR GOLD TRUST                                 78463V107     5514    34013 SH       Sole                    34013

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Value Total:	335051 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE